Right-of-Use Asset - Schedule of Right-of-Use Asset (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Right-of-use Asset
Office lease	$ 319,133
Less accumulated depreciation	(106,378)
Right-of-use asset, net	$ 212,755